S-K 1606, De-SPAC Board Determination	Apr. 29, 2026
De-SPAC, Board Determination, Factors Considered [Line Items]
De-SPAC, Board Determination Disclosure [Text Block]

After consulting with Eureka’s management, the Sponsor and legal advisors, the Eureka Board unanimously approved the execution of the definitive Business Combination Agreement on October 29, 2025. In making its determination with respect to the transactions contemplated thereby, the Eureka Board considered and evaluated several factors, including, but not limited to, the factors discussed below. In light of the complexity and variety of such factors, the Eureka Board did not consider it practicable to, nor did it attempt to, quantify or otherwise assign relative weights to the specific factors that the Board considered in reaching its determination and supporting its decision. The Eureka Board viewed its decision as being based on all of the information available and the factors presented to and considered by the Eureka Board.

This explanation of Eureka’s rationale for the Business Combination and all other information presented in this section is forward-looking in nature and, therefore, should be read in light of the factors discussed under “Forward-Looking Statements.”

Before reaching its decision, the Eureka Board discussed the results of the due diligence conducted by Eureka’s management and their advisors, which included:

●	meetings and calls with the management team and advisors of the Company regarding its operations, operational forecasts and upcoming research and development direction, as well as the broader applications of its autonomous vessel and marine AI solutions across government, defense, environmental monitoring and commercial marine markets;
●	consultations with the Company’s management, finance team and legal advisors;
●	review of the Company’s material contracts and arrangements, including with government agencies, commercial customers and strategic partners, as well as intellectual property, financial, tax, legal and accounting due diligence;
●	the Company’s audited and unaudited financial statements;
●	financial review and analysis of the Company and the Business Combination;
●	internal analysis on comparable target companies;
●	internal research on comparable transactions.

Based on the selection criteria as described above, below is a summary of Eureka’s evaluation of the Company:

The Eureka Board considered a number of factors pertaining to the Business Combination Agreement and the transactions contemplated thereby, including, but not limited to, the following:

●	Satisfies several of Eureka’s initial acquisition criteria.

The Eureka Board determined that the Company satisfies a number of the criteria that Eureka established upon its IPO, including but without limitation to:

˗	The Company is an emerging growth company with a focused business in AI-enabled autonomous marine navigation, unmanned surface vessel (“USV”) and electric-boat control solutions.
˗	The Company is positioned to grow into a cash-generative business over time, with revenues derived from Canadian federal innovation programs, environmental monitoring and survey projects, and initial commercial deployments of its autonomous vessel and marine AI solutions across multiple countries.
˗	The Company offers a full-stack marine autonomy platform, combining AI software trained on real-world maritime data, ruggedized onboard computing hardware and integrated solutions for both purpose-built USVs and retrofits of existing vessels, as well as cloud-based fleet management and analytics, which is differentiated among early-stage marine technology companies.
˗	The Company has demonstrated technology leadership and brand credibility in its markets, as evidenced by its selection for and execution of projects with governments and its collaborations with commercial partners in Europe and other regions.
●	Favorable prospects for future revenue and earnings growth.

Current information and business outlook are favorable regarding:

˗	Business, prospects, market potential, operations, technology, products, offerings, management, competitive position, and strategic business goals and objectives;
˗	general economic conditions and industry dynamics, including increasing demand for autonomous navigation, remote sensing, environmental monitoring and advanced user experience solutions for electric boats, as well as evolving norms and market practice supporting greater adoption of autonomous and semi-autonomous marine systems; and
˗	opportunities and competitive factors within the autonomous marine navigation, USV, environmental monitoring and electric-boat ecosystems, including the potential for the Company’s technology platform to be deployed across multiple use cases and customer segments.
●	Unique position in the industry landscape.
˗	The Eureka Board considered the Company’s unique positioning at the intersection of defense and security, environmental monitoring and commercial marine markets. The Company’s technology is being deployed or piloted in projects ranging from harbour patrol, search-and-rescue and ghost-gear tracking to self-driving tourism boats, shared boat fleet management, electric pontoons and e-jetskis, which the Eureka Board believes provides a diversified set of potential growth vectors relative to competitors focused primarily on a single vertical.
●	Experienced and committed management team and board.
˗	The Eureka Board considered the experience and track record of the Company’s senior management team and board members, including their prior experience in scaling AI and data-driven platforms, completing public listings and M&A transactions, and leading projects in marine technology, AI, robotics and capital markets. The Eureka Board believes that this team is well-positioned to execute the Company’s growth strategy and to operate as a public company.
●	Implied valuation and upside potential.
˗	The Eureka Board considered the financial terms of the Business Combination, including the implied equity value of approximately US$130 million for 100% of the Company. The Eureka Board reviewed the analysis and conclusions of KKG, which estimated a range of fair market value for 100% of the Company’s equity and concluded that, as of October 10, 2025 and subject to the assumptions and qualifications described in its opinion, the proposed consideration was fair, from a financial point of view, to Eureka and its unaffiliated public shareholders and represented an opportunity to complete the transaction at a value towards the lower end of the estimated fair market value range. The Eureka Board viewed this as supporting the potential for long-term value creation for Eureka’s shareholders, while recognizing that realization of such potential is subject to significant execution and market risks.